EQUITY	12 Months Ended
Dec. 31, 2025
Equity [abstract]
EQUITY	EQUITY
30.1Accounting policies
The shareholders’ equity is composed of issued capital, capital reserve, treasury shares and accumulated profits or losses. The observed changes reflect the evolution of the shareholders’ equity over the course of the fiscal year.

30.2Issued capital

	Value		Quantity
Description	Company’s capital (a)	Advance for future capital increase	Common shares	Preferred shares

At December 31, 2023	2,314,821	789	928,965,058	335,747,796
Capital payment	807	(807)	—	—
Share-based payment	—	18	—	3,000
At December 31, 2024	2,315,628	—	928,965,058	335,750,796
Increase capital	—	—	—	—
Conversion into shares – leases (b)	3,006,736	—	—	93,697,586
Conversion into shares – suppliers (b)	74,204	—	—	2,312,402
Conversion into shares – loans and financing (c)	1,613,050	—	—	450,572,669
Issuance of shares – controlling shareholders	72,000	—	1,200,000,063	—
Issuance of shares – public offering	48,392	—	—	13,517,180
Issuance of shares - preemptive right	1,849	—	—	189,120
At December 31, 2025	7,131,859	—	2,128,965,121	896,039,753

(a)Considers the amount of R$71,034 refers unpaid capital.
(b)Considers the conversion of 96,009,988 preferred shares, with an issuance value of R$32.09 per share and a fair value of R$3.29 per share, resulting in a fair value adjustment of R$2,765,066.
(c)Considers the conversion of 450,572,669 preferred shares, with an issuance value of R$3.58 per share and a fair value of R$1.95 per share, resulting in a fair value adjustment of R$734,433.

As established in the Company’s bylaws, each common share entitles you to 1 (one) vote. Preferred shares of any class do not confer voting rights, however, they provide their holders with:
•Capital repayment priority;
•The right to be included in a public offer for the purchase of shares, due to the transfer of control of the Company, under the same conditions and for a price per share equivalent to seventy-five (75) times the price per share paid to the controlling shareholder;
•The right to receive amounts equivalent to seventy-five (75) times the price per common share after the division of remaining assets among shareholders; and
•The right to receive dividends equal to seventy-five (75) times the amount paid for each common share.
The Company’s shareholding structure is presented below:

	December 31, 2025			December 31, 2024
Shareholder	Common shares	Preferred shares	% economic participation	Common shares	Preferred shares	% economic participation

David Neeleman	67.0%	0.8%	2.9%	67.0%	2.2%	4.5%
Shareholders Trip (a)	33.0%	0.7%	1.4%	33%	1.8%	2.9%
Ballyfin Aviation II	—%	5.7%	5.6%	—%	—%	—%
United Airlines Inc	—%	2.1%	2.0%	—%	5.5%	5.4%
Others	—%	90.7%	88.1%	—%	90.4%	87.1%
Treasury shares	—%	—%	—%	—%	0.1%	0.1%
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

(a)This refers to Trip Participações S.A., Trip Investimentos Ltda. and Rio Novo Locações Ltda.

The Company is authorized, by resolution of the Board of Directors, to increase the issued capital, regardless of any amendments to the bylaws, by up to R$30,000,000, with the possibility of issuing into preferred shares and the issuance of up to 7,500,000 new common shares. The Board of Directors will set the conditions for the issue, including the issue price and payment terms
30.3Treasury shares
30.3.1Accounting policies
Own equity instruments that are acquired (treasury shares) are recognized at cost and deducted from equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of these equity instruments. Any difference between the carrying amount and the fair value, if the share is reissued, is recognized in the share premium.
30.3.2Movement of treasury shares

Description	Number of shares	Value	Average cost (in R$)

At December 31, 2023	499,999	9,041	18.08
Repurchase	210,000	2,596	12.36
Alienation	(4,125)	(69)	—
Transfers	(441,379)	(7,234)	—
At December 31, 2024	264,495	4,334	16.39
Repurchase	4,000	4	1.00
Transfers	(179,816)	(2,905)	—
At December 31, 2025	88,679	1,433	16.16